Cash used in operations	6 Months Ended
Dec. 31, 2023
Cash used in operations
Cash used in operations

28Cash used in operations

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Profit/(loss) before income tax	27,219	9,255	(5,585)	(25,115)
Adjustments for:
Depreciation	4,153	3,609	8,255	7,087
Amortization	50,495	44,971	97,340	85,110
(Profit)/loss on disposal of intangible assets	(399)	2,588	(29,880)	(14,020)
Net finance costs/(income)	275	(12,115)	34,894	18,873
Non-cash employee benefit expense - equity-settled share-based payments	736	626	1,476	1,155
Foreign exchange losses on operating activities	619	5,140	477	3,967
Reclassified from hedging reserve	250	(367)	(2)	(530)
Changes in working capital:
Inventories	1,022	480	(859)	(1,072)
Prepayments	9,286	4,638	(10,833)	(10,928)
Contract assets – accrued revenue	(14,476)	(7,366)	(18,487)	(17,266)
Trade receivables	(39,110)	(64,070)	(44,355)	(48,087)
Other receivables	9,612	(497)	7,863	(857)
Contract liabilities – deferred revenue	(64,780)	(23,898)	(18,581)	(14,716)
Trade and other payables	(23,602)	(19,821)	(31,839)	(36,974)
Provisions	688	194	(2,025)	359
Cash used in operations	(38,012)	(56,633)	(12,141)	(53,014)